united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

           Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

            225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

            The Corporation Trust Company

             1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

HCM Dynamic Income Fund
Class A Shares: HCMBX
Class I Shares: HCMUX
Investor Class Shares: HCMFX

Semi-Annual Report
December 31, 2022

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the period ended December 31, 2022 compared to its benchmarks:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	December 31, 2022
HCM Tactical Growth Fund – Class A	(8.11)%	(38.56)%	9.57%	8.51%	9.03%
HCM Tactical Growth Fund – Class A with load	(13.41)%	(42.10)%	7.43%	7.22%	8.27%
HCM Tactical Growth Fund – Class I	(7.97)%	(38.36)%	9.82%	8.65%	9.11%
HCM Tactical Growth Fund – Class R	(8.11)%	(38.55)%	9.57%	8.50%	9.02%
HCM Tactical Growth Fund – Investor Class	(8.41)%	(39.01)%	8.76%	7.69%	8.31%
S&P 500 TR Index***	2.31%	(18.11)%	7.66%	9.42%	10.33%
HFRX Equity Hedge Index****	1.61%	(3.25)%	4.33%	2.63%	2.53%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.09% for Class A shares, 1.84% for Class I shares, and 2.84% for Investor Class shares as per the November 1, 2022 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.76% for Class R shares per the July 8, 2014 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2022

The Fund’s holdings by industry sector and investment type as of December 31, 2022 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Growth	24.0%
Equity - Large Cap Blend	17.7%
Common Stocks
Semiconductors	0.7%
Oil & Gas Producers	0.6%
Technology Hardware	0.4%
Retail - Discretionary	0.3%
Internet Media & Services	0.3%
Beverages	0.3%
Infrastructure Reit	0.2%
Chemicals	0.2%
Health Care Facilities & Services	0.2%
Metals & Mining	0.1%
Tobacco & Cannabis	0.1%
Household Products	0.1%
Insurance	0.1%
Software	0.1%
Specialty Finance	0.1%
Biotech & Pharma	0.1%
Self-Storage Reit	0.1%
E-Commerce Discretionary	0.1%
Technology Services	0.1%
Automotive	0.1%
Other Assets in Excess of Liabilities	54.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the year ended December 31, 2022, compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	December 31, 2022
HCM Dividend Sector Plus Fund – Class A	(1.93)%	(22.44)%	11.18%	8.16%	11.50%
HCM Dividend Sector Plus Fund – Class A with load	(7.55)%	(26.89)%	9.02%	6.89%	10.66%
HCM Dividend Sector Plus Fund – Class I	(1.80)%	(22.20)%	11.47%	8.38%	11.64%
HCM Dividend Sector Plus Fund – Class R	(1.93)%	(22.44)%	11.18%	8.21%	11.53%
HCM Dividend Sector Plus Fund – Class A1	(1.98)%	(22.56)%	10.98%	7.98%	11.36%
HCM Dividend Sector Plus Fund – Class A1 with load	(7.63)%	(27.01)%	8.81%	6.71%	10.52%
HCM Dividend Sector Plus Fund – Investor Class	(2.23)%	(22.97)%	10.36%	7.35%	10.71%
S&P 500 TR Index***	2.31%	(18.11)%	7.66%	9.42%	10.50%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.02% for Class A shares, 2.17% for Class A1 shares, 1.77% for Class I shares and 2.77% for Investor Class shares per the November 1, 2022 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.36% for Class R shares per the March 3, 2015 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2022

The Fund’s holdings by industry sector and investment type as of December 31, 2022 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	29.4%
Equity - Broad Market Blend	8.5%
Equity - Large Cap Growth	0.2%
Common Stocks
Electric Utilities	1.9%
Oil & Gas Producers	1.7%
Biotech & Pharma	1.7%
Home Construction	1.6%
Transportation & Logistics	1.5%
Banking	1.3%
Chemicals	0.9%
Publishing & Broadcasting	0.8%
Entertainment Content	0.7%
Technology Hardware	0.7%
Semiconductors	0.7%
Health Care Facilities & Services	0.5%
Industrial Support Services	0.4%
Metals & Mining	0.4%
Apparel & Textile Products	0.4%
Asset Management	0.4%
Wholesale - Consumer Staples	0.4%
Beverages	0.4%
Tobacco & Cannabis	0.3%
Retail - Consumer Staples	0.3%
Steel	0.3%
Food	0.3%
Technology Services	0.3%
Telecommunications	0.3%
Other Assets in Excess of Liabilities	43.7%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the period ended December 31, 2022, compared to its benchmark:

					Annualized	Annualized
			Annualized	Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	Five Year	December 31, 2022	December 31, 2022
HCM Income Plus Fund – Class A	(4.54)%	(24.43)%	5.26%	5.27%	5.71%	—
HCM Income Plus Fund – Class A with load	(10.05)%	(28.78)%	3.20%	4.03%	4.69%	—
HCM Income Plus Fund – Class I	(4.38)%	(24.21)%	5.47%	—	—	7.05%
HCM Income Plus Fund – Investor Class	(4.94)%	(24.98)%	4.46%	4.49%	4.94%	—
Bloomberg US Aggregate Bond Index ****	(2.97)%	(13.01)%	(2.71)%	0.02%	0.40%	(2.27)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.55% for Class A shares, 1.30% for Investor Class shares, and 2.30% for Class I shares, per the November 1, 2022 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A and Investor Class is November 9, 2016.

***	Inception date for Class I is September 11, 2019.

****	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2022

The Fund’s holdings by industry sector and investment type as of December 31, 2022 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Growth	21.5%
Fixed Income - Convertible	12.7%
Equity - Large Cap Blend	5.6%
Equity - Broad Market Blend	5.5%
Other Assets in Excess of Liabilities	54.7%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Dynamic Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the period ended December 31, 2022, compared to its benchmark:

Annualized
Inception** -
December 31, 2022
HCM Dynamic Income Fund – Class A	(1.96)%
HCM Dynamic Income Fund – Class A with load	(7.59)%
HCM Dynamic Income Fund – Class I	(1.86)%
HCM Dynamic Income Fund – Investor Class	(1.86)%
Bloomberg US Aggregate Bond Index ***	(2.97)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.00% for Class A shares, 1.75% for Class I shares, and 2.75% for Investor Class shares, per the June 14, 2022 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A, Class I, and Investor Class is June 30, 2022.

***	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

HCM Dynamic Income Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2022

The Fund’s holdings by industry sector and investment type as of December 31, 2022 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Fixed Income - Convertible	17.3%
Fixed Income - Government	14.3%
Other Assets in Excess of Liabilities	68.4%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.3%
	AUTOMOTIVE - 0.1%
5,151	Tesla, Inc.(a)	$634,500

	BEVERAGES - 0.3%
17,605	Brown-Forman Corporation, Class B	1,156,296
12,912	Monster Beverage Corporation(a)	1,310,956
		2,467,252
	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,113,594

	CHEMICALS - 0.2%
11,050	CF Industries Holdings, Inc.	941,460
3,870	Linde plc	1,262,317
		2,203,777
	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	978,684

	HEALTH CARE FACILITIES & SERVICES - 0.2%
2,103	Humana, Inc.	1,077,136
2,110	UnitedHealth Group, Inc.	1,118,679
		2,195,815
	HOUSEHOLD PRODUCTS - 0.1%
8,624	Procter & Gamble Company (The)	1,307,053

	INFRASTRUCTURE REIT - 0.2%
5,594	American Tower Corporation	1,185,145
8,769	Crown Castle, Inc.	1,189,427
		2,374,572
	INSURANCE - 0.1%
9,233	Allstate Corporation (The)	1,251,995

	INTERNET MEDIA & SERVICES - 0.3%
12,288	Alphabet, Inc., Class A(a)	1,084,170
11,824	Meta Platforms, Inc., Class A(a)	1,422,900
		2,507,070

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 4.3% (Continued)
	METALS & MINING - 0.1%
36,501	Freeport-McMoRan, Inc.	$1,387,038

	OIL & GAS PRODUCERS - 0.6%
6,500	Chevron Corporation	1,166,685
15,352	Devon Energy Corporation	944,302
8,890	EOG Resources, Inc.	1,151,433
10,550	Exxon Mobil Corporation	1,163,665
11,250	Phillips 66	1,170,899
		5,596,984
	RETAIL - DISCRETIONARY - 0.3%
457	AutoZone, Inc.(a)	1,127,044
6,558	Genuine Parts Company	1,137,879
1,400	O’Reilly Automotive, Inc.(a)	1,181,642
		3,446,565
	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	986,695

	SEMICONDUCTORS - 0.7%
19,502	Advanced Micro Devices, Inc.(a)	1,263,145
2,462	Broadcom, Inc.	1,376,578
3,842	KLA Corporation	1,448,549
8,896	NVIDIA Corporation	1,300,061
10,156	QUALCOMM, Inc.	1,116,551
		6,504,884
	SOFTWARE - 0.1%
5,200	Microsoft Corporation	1,247,064

	SPECIALTY FINANCE - 0.1%
8,137	American Express Company	1,202,242

	TECHNOLOGY HARDWARE - 0.4%
8,056	Apple, Inc.	1,046,716
26,579	Cisco Systems, Inc.	1,266,224

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value

	COMMON STOCKS — 4.3% (Continued)

	TECHNOLOGY HARDWARE - 0.4% (Continued)
13,618	Garmin Ltd.	$1,256,805
		3,569,745
	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	967,666

	TOBACCO & CANNABIS - 0.1%
13,170	Philip Morris International, Inc.	1,332,936

	TOTAL COMMON STOCKS (Cost $43,968,973)	43,276,131

	EXCHANGE-TRADED FUNDS — 41.7%
	EQUITY - 41.7%
1,148,000	Energy Select Sector SPDR Fund	100,415,560
282,680	Invesco QQQ Trust Series 1	75,272,030
733,300	ProShares Ultra QQQ(a)	25,694,832
995,392	ProShares Ultra S&P500	44,245,174
40,982	Vanguard Dividend Appreciation ETF	6,223,117
396,107	Vanguard Growth ETF	84,414,363
457,857	Vanguard Mega Cap Growth ETF	78,783,454
	TOTAL EXCHANGE-TRADED FUNDS (Cost $420,915,367)	415,048,530

	TOTAL INVESTMENTS - 46.0% (Cost $464,884,340)	$458,324,661
	OTHER ASSETS IN EXCESS OF LIABILITIES – 54.0%	536,939,337
	NET ASSETS - 100.0%	$995,263,998

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	- Non-income producing security.

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 18.2%
	APPAREL & TEXTILE PRODUCTS - 0.4%
44,962	Ralph Lauren Corporation	$4,751,135

	ASSET MANAGEMENT - 0.4%
40,525	Raymond James Financial, Inc.	4,330,096

	BANKING - 1.3%
34,041	JPMorgan Chase & Company	4,564,899
25,564	M&T Bank Corporation	3,708,314
198,958	Regions Financial Corporation	4,289,534
27,997	Signature Bank	3,225,814
		15,788,561
	BEVERAGES - 0.4%
82,873	Molson Coors Beverage Company, Class B	4,269,617

	BIOTECH & PHARMA - 1.7%
31,113	Moderna, Inc.(a)	5,588,518
170,160	Organon & Company	4,752,569
91,838	Pfizer, Inc.	4,705,779
430,344	Viatris, Inc.	4,789,729
		19,836,595
	CHEMICALS – 0.9%
39,212	CF Industries Holdings, Inc.	3,340,862
51,006	LyondellBasell Industries N.V., Class A	4,235,028
78,549	Mosaic Company (The)	3,445,945
		11,021,835
	ELECTRIC UTILITIES - 1.9%
166,207	AES Corporation (The)	4,780,113
73,590	Edison International	4,681,796
110,995	Exelon Corporation	4,798,314
96,542	NRG Energy, Inc.	3,071,966
63,777	Pinnacle West Capital Corporation	4,849,603
		22,181,792
	ENTERTAINMENT CONTENT - 0.7%
140,486	Fox Corporation, Class A	4,266,560

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 18.2% (Continued)
	ENTERTAINMENT CONTENT - 0.7% (Continued)
150,326	Fox Corporation - Class B	$4,276,775
		8,543,335
	FOOD - 0.3%
62,371	Tyson Foods, Inc., Class A	3,882,595

	HEALTH CARE FACILITIES & SERVICES - 0.5%
43,297	Universal Health Services, Inc., Class B	6,100,114

	HOME CONSTRUCTION - 1.6%
55,860	DR Horton, Inc.	4,979,360
53,545	Lennar Corporation, Class A	4,845,823
42,056	Mohawk Industries, Inc.(a)	4,298,964
104,915	PulteGroup, Inc.	4,776,780
		18,900,927
	INDUSTRIAL SUPPORT SERVICES - 0.4%
14,235	United Rentals, Inc.(a)	5,059,404

	METALS & MINING - 0.4%
131,876	Freeport-McMoRan, Inc.	5,011,288

	OIL & GAS PRODUCERS - 1.7%
93,262	APA Corporation	4,353,470
27,446	Diamondback Energy, Inc.	3,754,064
142,592	Marathon Oil Corporation	3,859,965
37,874	Marathon Petroleum Corporation	4,408,155
33,315	Valero Energy Corporation	4,226,341
		20,601,995
	PUBLISHING & BROADCASTING - 0.8%
244,456	News Corporation, Class A	4,449,099
242,123	News Corporation, Class B	4,464,748
		8,913,847
	RETAIL - CONSUMER STAPLES - 0.3%
93,427	Kroger Company (The)	4,164,976

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 18.2% (Continued)
	SEMICONDUCTORS - 0.7%
153,020	Intel Corporation	$4,044,318
74,720	Micron Technology, Inc.	3,734,506
		7,778,824
	STEEL - 0.3%
30,707	Nucor Corporation	4,047,490

	TECHNOLOGY HARDWARE - 0.7%
153,244	HP, Inc.	4,117,666
119,745	Western Digital Corporation(a)	3,777,955
		7,895,621
	TECHNOLOGY SERVICES - 0.3%
144,214	DXC Technology Company(a)	3,821,671

	TELECOMMUNICATIONS - 0.3%
614,100	Lumen Technologies, Inc.	3,205,602

	TOBACCO & CANNABIS - 0.3%
91,667	Altria Group, Inc.	4,190,099

	TRANSPORTATION & LOGISTICS - 1.5%
96,011	Alaska Air Group, Inc.(a)	4,122,712
43,786	Expeditors International of Washington, Inc.	4,550,241
26,796	FedEx Corporation	4,641,067
121,149	Southwest Airlines Company(a)	4,079,087
		17,393,107
	WHOLESALE - CONSUMER STAPLES - 0.4%
46,040	Archer-Daniels-Midland Company	4,274,813

	TOTAL COMMON STOCKS (Cost $209,439,718)	215,965,339

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.1%
	EQUITY - 38.1%
837,663	iShares Select Dividend ETF	$101,022,158
733,300	ProShares Ultra QQQ(a)	25,694,832
208,150	ProShares Ultra S&P500	9,252,268
548,952	Vanguard Dividend Appreciation ETF	83,358,361
12,580	Vanguard Growth ETF	2,680,924
1,007,034	Vanguard High Dividend Yield ETF	108,971,149
1,969,134	WisdomTree US LargeCap Dividend Fund	121,987,850
	TOTAL EXCHANGE-TRADED FUNDS (Cost $406,182,916)	452,967,542

	TOTAL INVESTMENTS - 56.3% (Cost $615,622,634)	$668,932,881
	OTHER ASSETS IN EXCESS OF LIABILITIES - 43.7%	518,449,769
	NET ASSETS - 100.0%	$1,187,382,650

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

(a)	- Non-income producing security.

See accompanying notes to financial statements.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 45.3%
	EQUITY - 32.6%
167,164	Invesco QQQ Trust Series 1	$44,512,430
238,300	iShares Biotechnology ETF	31,286,407
691,700	iShares U.S. Energy ETF	32,157,133
418,100	iShares US Technology ETF	31,144,269
276,353	Vanguard Mega Cap Growth ETF	47,552,061
		186,652,300
	FIXED INCOME - 12.7%
1,129,600	SPDR Bloomberg Convertible Securities ETF	72,678,464

	TOTAL EXCHANGE-TRADED FUNDS (Cost $277,586,299)	259,330,764

	TOTAL INVESTMENTS - 45.3% (Cost $277,586,299)	$259,330,764
	OTHER ASSETS IN EXCESS OF LIABILITIES - 54.7%	312,595,601
	NET ASSETS - 100.0%	$571,926,365

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.6%
	FIXED INCOME - 31.6%
218,700	SPDR Bloomberg 1-3 Month T-Bill ETF	$20,004,489
376,500	SPDR Bloomberg Convertible Securities ETF	24,224,010
	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,015,384)	44,228,499

	TOTAL INVESTMENTS - 31.6% (Cost $45,015,384)	$44,228,499
	OTHER ASSETS IN EXCESS OF LIABILITIES - 68.4%	95,699,317
	NET ASSETS - 100.0%	$139,927,816

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

	HCM Tactical	HCM Dividend	HCM Income Plus	HCM Dynamic
	Growth Fund	Sector Plus Fund	Fund	Income Fund
ASSETS
Investment securities:
At cost	$464,884,340	$615,622,634	$277,586,299	$45,015,384
At fair value	$458,324,661	$668,932,881	$259,330,764	$44,228,499
Cash and cash equivalents	530,790,416	512,440,201	313,160,200	95,856,158
Margin Deposit Held at Broker	7,115,547	7,247,680	—	—
Receivable for Fund shares sold	574,630	650,106	224,815	550,610
Dividends and interest receivable	1,169,394	1,424,389	855,407	261,260
Prepaid expenses	98,250	86,380	76,697	21,540
TOTAL ASSETS	998,072,898	1,190,781,637	573,647,883	140,918,067

LIABILITIES
Payable for Fund shares redeemed	1,118,199	1,326,646	899,508	787,412
Investment advisory fees payable	1,079,544	1,266,681	469,171	149,246
Distribution (12b-1) fees payable	347,702	429,687	191,382	29,849
Payable to related parties	156,357	276,955	106,354	10,742
Accrued expenses and other liabilities	107,098	99,018	55,103	13,002
TOTAL LIABILITIES	2,808,900	3,398,987	1,721,518	990,251
NET ASSETS	$995,263,998	$1,187,382,650	$571,926,365	$139,927,816

Net Assets Consist Of:
Paid in capital	$1,104,697,867	$1,172,610,070	$638,195,345	$142,879,351
Accumulated earnings (deficit)	(109,433,869)	14,772,580	(66,268,980)	(2,951,535)
NET ASSETS	$995,263,998	$1,187,382,650	$571,926,365	$139,927,816

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2022

	HCM Tactical		HCM Dividend		HCM Income Plus	HCM Dynamic
	Growth Fund		Sector Plus Fund		Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$765,238,804		$882,663,753		$445,690,843	$139,927,796
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	41,375,597		56,395,854		35,325,244	14,337,274
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$18.49		$15.65		$12.62	$9.76
Maximum offering price per share (maximum sales charge of 5.75%)	$19.62		$16.61		$13.39	$10.36

Class I Shares:
Net Assets	$18,914,034		$25,075,692		$8,078,872	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,015,459		1,588,806		638,842	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$18.63		$15.78		$12.65	$9.76	*

Class R Shares:
Net Assets	$21		$24
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$18.50	*	$15.65	*

Class A1 Shares:
Net Assets			$5,360
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			341
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$15.71	*
Maximum offering price per share (maximum sales charge of 5.75%)			$16.67

Investor Class Shares:
Net Assets	$211,111,139		$279,637,821		$118,156,650	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,105,665		18,586,734		9,598,778	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.44		$15.05		$12.31	$9.76	*

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

	HCM Tactical	HCM Dividend	HCM Income	HCM Dynamic
	Growth Fund	Sector Plus Fund	Plus Fund	Income Fund *
INVESTMENT INCOME
Dividends	$2,182,171	$9,763,270	$1,482,311	$406,188
Interest	5,901,974	5,102,304	3,948,244	1,150,433
TOTAL INVESTMENT INCOME	8,084,145	14,865,574	5,430,555	1,556,621

EXPENSES
Investment advisory fees	6,531,724	7,677,767	2,967,789	706,804
Distribution (12b-1) fees:
Class A	1,013,662	1,160,909	621,620	141,885
Class A1	—	10	—	—
Investor Class	1,081,381	1,392,505	608,184	—
Transfer agent fees	164,943	158,226	115,813	52,521
Administrative services fees	163,261	168,542	112,360	20,598
Third party administrative servicing fees	121,396	126,638	50,876	15,000
Registration fees	75,769	73,250	63,025	35,310
Accounting services fees	72,672	87,954	49,118	10,887
Custodian fees	27,075	42,116	19,253	3,678
Printing and postage expenses	23,202	21,196	15,857	7,357
Compliance officer fees	19,158	20,342	15,208	7,357
Audit fees	9,536	9,534	9,534	10,543
Trustees fees and expenses	8,056	8,064	8,037	7,650
Legal fees	7,524	9,191	8,250	9,807
Insurance expense	5,538	6,798	4,277	981
Other expenses	29,145	23,148	19,313	1,962
TOTAL EXPENSES	9,354,042	10,986,190	4,688,514	1,032,340

NET INVESTMENT INCOME (LOSS)	(1,269,897)	3,879,384	742,041	524,281

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from investments	(92,889,472)	(26,955,143)	(2,506,593)	(2,052,908)
Net change in unrealized appreciation (depreciation) on investments	4,782,334	(2,039,925)	(26,403,914)	(786,885)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(88,107,138)	(28,995,068)	(28,910,507)	(2,839,793)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(89,377,035)	$(25,115,684)	$(28,168,466)	$(2,315,512)

*	HCM Dynamic Income Fund commenced operations on June 30, 2022.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment loss	$(1,269,897)	$(15,166,514)
Net realized gain (loss) from investments	(92,889,472)	9,985,229
Net change in unrealized appreciation (depreciation) on investments	4,782,334	(297,376,762)
Net decrease in net assets resulting from operations	(89,377,035)	(302,558,047)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(5,196,556)	(10,110,121)
Class I	(127,488)	(126,148)
Class R	(1)	(1)
Investor Class	(1,507,041)	(2,481,730)
Net decrease in net assets resulting from distributions to shareholders	(6,831,086)	(12,718,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	198,464,091	695,646,408
Class I	14,195,838	24,667,538
Investor Class	39,413,559	120,814,070
Net asset value of shares issued in reinvestment of distributions:
Class A	5,040,405	9,566,060
Class I	126,176	123,948
Class R	1	1
Investor Class	1,493,133	2,433,524
Redemption fee proceeds:
Class A	—	34,104
Class I	—	258
Investor Class	—	4,636
Payments for shares redeemed:
Class A	(116,535,747)	(331,730,295)
Class I	(9,172,463)	(13,502,469)
Investor Class	(17,960,214)	(30,946,382)
Net increase in net assets resulting from shares of beneficial interest	115,064,779	477,111,401

TOTAL INCREASE IN NET ASSETS	18,856,658	161,835,354

NET ASSETS
Beginning of Period	976,407,340	814,571,986
End of Period	$995,263,998	$976,407,340

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class A:
Shares Sold	9,788,157	26,162,197
Shares Reinvested	272,749	325,709
Shares Redeemed	(5,830,722)	(13,307,699)
Net increase in shares of beneficial interest outstanding	4,230,184	13,180,207

Class I:
Shares Sold	721,627	990,860
Shares Reinvested	6,780	4,203
Shares Redeemed	(464,634)	(546,823)
Net increase in shares of beneficial interest outstanding	263,773	448,240

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Investor Class:
Shares Sold	2,099,586	4,850,016
Shares Reinvested	85,714	87,161
Shares Redeemed	(945,646)	(1,274,045)
Net increase in shares of beneficial interest outstanding	1,239,654	3,663,132

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$3,879,384	$(3,634,726)
Net realized gain (loss) from investments	(26,955,143)	130,424,937
Net change in unrealized depreciation on investments	(2,039,925)	(276,543,619)
Net decrease in net assets resulting from operations	(25,115,684)	(149,753,408)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(67,501,217)	—
Class I	(1,899,512)	—
Class R	(2)	—
Class A1	(404)	—
Investor Class	(21,968,481)	—
Net decrease in net assets resulting from distributions to shareholders	(91,369,616)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	123,971,623	522,108,450
Class I	16,398,387	28,027,916
Class A1	797	3,087
Investor Class	38,829,041	123,621,985
Net asset value of shares issued in reinvestment of distributions:
Class A	65,401,075	—
Class I	1,803,078	—
Class R	2	—
Class A1	404	—
Investor Class	21,646,473	—
Redemption fee proceeds:
Class A	—	30,648
Class I	—	682
Investor Class	—	5,341
Payments for shares redeemed:
Class A	(141,264,854)	(229,094,935)
Class I	(8,108,956)	(40,193,833)
Class A1	(986)	(2,168)
Investor Class	(21,847,707)	(25,768,423)
Net increase in net assets resulting from shares of beneficial interest	96,828,377	378,738,750

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,656,923)	228,985,342

NET ASSETS
Beginning of Period	1,207,039,573	978,054,231
End of Period	$1,187,382,650	$1,207,039,573

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class A:
Shares Sold	7,163,780	26,126,068
Shares Reinvested	4,197,758	—
Shares Redeemed	(8,239,482)	(11,642,099)
Net increase in shares of beneficial interest outstanding	3,122,056	14,483,969

Class I:
Shares Sold	954,415	1,437,170
Shares Reinvested	114,773	—
Shares Redeemed	(467,645)	(2,185,405)
Net increase (decrease) in shares of beneficial interest outstanding	601,543	(748,235)

Class R:
Shares Reinvested	— +	—
Net increase in shares of beneficial interest outstanding	— +	—

Class A1:
Shares Sold	46	154
Shares Reinvested	26	—
Shares Redeemed	(57)	(107)
Net increase in shares of beneficial interest outstanding	15	47

Investor Class:
Shares Sold	2,342,271	6,382,483
Shares Reinvested	1,445,025	—
Shares Redeemed	(1,309,417)	(1,354,034)
Net increase in shares of beneficial interest outstanding	2,477,879	5,028,449

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$742,041	$(1,151,842)
Net realized loss from investments	(2,506,593)	(41,251,062)
Net change in unrealized depreciation on investments	(26,403,914)	(107,496,471)
Net decrease in net assets resulting from operations	(28,168,466)	(149,899,375)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(2,560,944)
Class I	—	(41,413)
Investor Class	—	(254,145)
From return of capital:
Class A	—	(102,835)
Class I	—	(2,052)
Net decrease in net assets resulting from distributions to shareholders	—	(2,961,389)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	76,377,424	405,711,342
Class I	6,532,103	5,399,046
Investor Class	15,100,794	70,165,437
Net asset value of shares issued in reinvestment of distributions:
Class A	2,529,731	2,529,731
Class I	42,027	42,027
Investor Class	248,387	248,387
Redemption fee proceeds:
Class A	—	18,071
Class I	—	122
Investor Class	—	2,102
Payments for shares redeemed:
Class A	(176,761,959)	(134,072,639)
Class I	(2,674,436)	(6,605,944)
Investor Class	(11,068,749)	(21,103,747)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(89,674,678)	322,333,935

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,843,144)	169,473,171

NET ASSETS
Beginning of Period	689,769,509	520,296,338
End of Period	$571,926,365	$689,769,509

See accompanying notes to financial statements.

HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
SHARE ACTIVITY
Class A:
Shares Sold	5,795,800	25,885,424
Shares Reinvested	153,877	153,877
Shares Redeemed	(13,408,463)	(8,870,367)
Net increase (decrease) in shares of beneficial interest outstanding	(7,458,786)	17,168,934

Class I:
Shares Sold	509,108	367,381
Shares Reinvested	2,556	2,556
Shares Redeemed	(203,586)	(445,143)
Net increase (decrease) in shares of beneficial interest outstanding	308,078	(75,206)

Investor Class:
Shares Sold	1,187,235	4,531,125
Shares Reinvested	15,361	15,361
Shares Redeemed	(864,041)	(1,370,612)
Net increase in shares of beneficial interest outstanding	338,555	3,175,874

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended
December 31, 2022 *
(Unaudited)
FROM OPERATIONS
Net investment income	$524,281
Net realized loss from investments	(2,052,908)
Net change in unrealized depreciation on investments	(786,885)
Net decrease in net assets resulting from operations	(2,315,512)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(636,023)
Class I	(0) +
Investor Class	(0) +
Net decrease in net assets resulting from distributions to shareholders	(636,023)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	156,810,587
Class I	10
Investor Class	10
Net asset value of shares issued in reinvestment of distributions:
Class A	604,346
Class I	0 +
Investor Class	0 +
Payments for shares redeemed:
Class A	(14,535,602)
Net increase in net assets resulting from shares of beneficial interest	142,879,351

TOTAL INCREASE IN NET ASSETS	139,927,816

NET ASSETS
Beginning of Period	—
End of Period	$139,927,816

*	The HCM Dynamic Income Fund Class A, Class I and Investor Class commenced operations on June 30, 2022.

+	Amount represents less than $0.50

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2022 *
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	15,753,702
Shares Reinvested	61,921
Shares Redeemed	(1,478,349)
Net increase in shares of beneficial interest outstanding	14,337,274

Class I:
Shares Sold	1
Shares Reinvested	—	+
Net increase in shares of beneficial interest outstanding	1

Investor Class:
Shares Sold	1
Shares Reinvested	—	+
Net increase in shares of beneficial interest outstanding	1

*	The HCM Dynamic Income Fund Class A, Class I and Investor Class commenced operations on June 30, 2022.

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$20.26		$26.15	$16.32	$12.80	$14.68	$11.64
Activity from investment operations:
Net investment loss (1)	(0.01)		(0.31)	(0.29)	(0.17)	(0.10)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.63)		(5.30)	10.80	3.69	(1.19)	3.21
Total from investment operations	(1.64)		(5.61)	10.51	3.52	(1.29)	3.04
Less distributions from:
Net realized gains	(0.13)		(0.28)	(0.68)	—	(0.59)	—
Total distributions	(0.13)		(0.28)	(0.68)	—	(0.59)	—
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)	0.00	(6)
Net asset value, end of period	$18.49		$20.26	$26.15	$16.32	$12.80	$14.68
Total return (2)	(8.11	)% (10)	(21.77)%	65.30%	27.50%	(8.36)%	26.12%
Net assets, at end of period (000s)	$765,239		$752,628	$626,800	$216,981	$198,595	$137,794
Ratio of gross expenses to average net assets (3)(4)	1.64	% (9)	1.64%	1.65%	1.71%	1.73%	1.80	% (8)
Ratio of net expenses to average net assets (4)	1.64	% (9)	1.64%	1.65%	1.71%	1.73%	1.97	% (7)
Ratio of net investment loss to average net assets (4)(5)	(0.10	)% (9)	(1.20)%	(1.33)%	(1.25)%	(0.75)%	(1.26)%
Portfolio Turnover Rate	260	% (10)	107%	23%	140%	532%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$20.38		$26.23	$16.33	$12.81	$14.69	$11.65
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.25)	(0.25)	0.07	0.08	0.08
Net realized and unrealized gain (loss) on investments	(1.64)		(5.32)	10.83	3.45	(1.37)	2.96
Total from investment operations	(1.62)		(5.57)	10.58	3.52	(1.29)	3.04
Less distributions from:
Net realized gains	(0.13)		(0.28)	(0.68)	—	(0.59)	—
Total distributions	(0.13)		(0.28)	(0.68)	—	(0.59)	—
Paid-in-Capital From Redemption Fees	—		0.00 (7)	—	—	—	—
Net asset value, end of period	$18.63		$20.38	$26.23	$16.33	$12.81	$14.69
Total return (2)	(7.97	)% (11)	(21.55)%	65.70%	27.48%	(8.35)%	26.09%
Net assets, at end of period (000s)	$18,914		$15,316	$7,960	$16 (6)	$14 (6)	$15	(6)
Ratio of gross expenses to average net assets (3)(4)	1.39	% (10)	1.39%	1.40%	1.46%	1.48%	1.55	% (9)
Ratio of net expenses to average net assets (4)	1.39	% (10)	1.39%	1.40%	1.46%	1.48%	1.72	% (8)
Ratio of net investment income (loss) to average net assets (4)(5)	0.15	% (10)	(0.95)%	(1.08)%	0.47%	0.56%	0.59%
Portfolio Turnover Rate	260	% (11)	107%	23%	140%	532%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Amount represents less than $0.005 per share.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$20.27		$26.16	$16.33	$12.81	$14.69	$11.65
Activity from investment operations:
Net investment income (1)	0.04		0.07	0.03	0.07	0.08	0.08
Net realized and unrealized gain (loss) on investments	(1.68)		(5.68)	10.48	3.45	(1.37)	2.96
Total from investment operations	(1.64)		(5.61)	10.51	3.52	(1.29)	3.04
Less distributions from:
Net realized gains	(0.13)		(0.28)	(0.68)	—	(0.59)	—
Total distributions	(0.13)		(0.28)	(0.68)	—	(0.59)	—
Net asset value, end of period	$18.50		$20.27	$26.16	$16.33	$12.81	$14.69
Total return (2)	(8.11	)% (11)	(21.76)%	65.26%	27.48%	(8.35)%	26.09%
Net assets, at end of period (000s) (6)	$21		$23	$29	$16	$14	$15
Ratio of gross expenses to average net assets (3)(4)(9)	1.49	% (10)	1.49%	1.50%	1.56%	1.58%	1.65	% (8)
Ratio of net expenses to average net assets (4)(9)	1.49	% (10)	1.49%	1.50%	1.56%	1.58%	1.82	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)(9)	0.05	% (10)	(1.05)%	(1.18)%	0.47%	0.56%	0.59%
Portfolio Turnover Rate	260	% (11)	107%	23%	140%	532%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$19.18		$24.96	$15.71	$12.42	$14.37	$11.48
Activity from investment operations:
Net investment loss (1)	(0.08)		(0.49)	(0.44)	(0.27)	(0.20)	(0.27)
Net realized and unrealized gain (loss) on investments	(1.53)		(5.01)	10.37	3.56	(1.16)	3.16
Total from investment operations	(1.61)		(5.50)	9.93	3.29	(1.36)	2.89
Less distributions from:
Net realized gains	(0.13)		(0.28)	(0.68)	—	(0.59)	—
Total distributions	(0.13)		(0.28)	(0.68)	—	(0.59)	—
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)	0.00	(6)
Net asset value, end of period	$17.44		$19.18	$24.96	$15.71	$12.42	$14.37
Total return (2)	(8.41	)% (10)	(22.37)%	64.13%	26.49%	(9.04)%	25.17%
Net assets, at end of period (000s)	$211,111		$208,464	$179,812	$61,867	$39,302	$26,838
Ratio of gross expenses to average net assets (3)(4)	2.39	% (9)	2.39%	2.40%	2.46%	2.48%	2.55	% (8)
Ratio of net expenses to average net assets (4)	2.39	% (9)	2.39%	2.40%	2.46%	2.48%	2.72	% (7)
Ratio of net investment loss to average net assets (4)(5)	(0.85	)% (9)	(1.95)%	(2.08)%	(1.98)%	(1.48)%	(2.02)%
Portfolio Turnover Rate	260	% (10)	107%	23%	140%	532%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
Net asset value, beginning of period	$17.28		$19.05	$11.94	$10.93		$13.05	$12.81
Activity from investment operations:
Net investment income (loss) (1)	0.07		(0.03)	(0.03)	0.00	(6)	0.20	0.29
Net realized and unrealized gain (loss) on investments	(0.41)		(1.74)	7.14	1.10		(0.98)	1.29
Total from investment operations	(0.34)		(1.77)	7.11	1.10		(0.78)	1.58
Less distributions from:
Net investment income	—		—	—	(0.09)		(0.24)	(0.22)
Return of capital	—		—	—	(0.00	) (6)	—	—
Net realized gains	(1.29)		—	—	(0.00	) (6)	(1.10)	(1.12)
Total distributions	(1.29)		—	—	(0.09)		(1.34)	(1.34)
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00 (6)	0.00	(6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$15.65		$17.28	$19.05	$11.94		$10.93	$13.05
Total return (2)	(1.93	)% (10)	(9.29)%	59.55%	10.06%		(4.80)%	12.26%
Net assets, at end of period (000s)	$882,664		$920,476	$739,011	$324,964		$374,600	$374,192
Ratio of gross expenses to average net assets (3)(5)(7)	1.62	% (9)	1.63%	1.64%	1.69%		2.19%	2.54%
Ratio of net expenses to average net assets (5)(8)	1.62	% (9)	1.63%	1.64%	1.69%		2.19%	2.54%
Ratio of net investment income (loss) to average net assets (4)(5)	0.79	% (9)	(0.14)%	(0.18)%	(0.01)%		1.67%	2.20%
Portfolio Turnover Rate	94	% (10)	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7) Ratio of gross expenses to average net assets (excluding interest expense)	1.69%	1.71%

(8) Ratio of net expenses to average net assets (excluding interest expense)	1.69%	1.71%

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
Net asset value, beginning of period	$17.39		$19.12	$11.95	$10.93		$13.05	$12.81
Activity from investment operations:
Net investment income (loss) (1)	0.10		(0.01)	0.03	0.02		0.29	0.47
Net realized and unrealized gain (loss) on investments	(0.42)		(1.72)	7.14	1.12		(1.07)	1.11
Total from investment operations	(0.32)		(1.73)	7.17	1.14		(0.78)	1.58
Less distributions from:
Net investment income	—		—	—	(0.12)		(0.24)	(0.22)
Return of capital	—		—	—	(0.00	) (6)	—	—
Net realized gains	(1.29)		—	—	(0.00	) (6)	(1.10)	(1.12)
Total distributions	(1.29)		—	—	(0.12)		(1.34)	(1.34)
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00 (6)	—		—	—
Net asset value, end of period	$15.78		$17.39	$19.12	$11.95		$10.93	$13.05
Total return (2)	(1.80	)% (11)	(9.05)%	60.00%	10.44%		(4.80)%	12.25%
Net assets, at end of period (000s)	$25,076		$17,170	$33,183	$17	(7)	$15 (7)	$16 (7)
Ratio of gross expenses to average net assets (3)(5)(8)	1.37	% (10)	1.38%	1.39%	1.44%		2.19%	2.54%
Ratio of net expenses to average net assets (5)(9)	1.37	% (10)	1.38%	1.39%	1.44%		2.19%	2.54%
Ratio of net investment income (loss) to average net assets (4)(5)	1.17	% (10)	(0.04)%	0.18%	0.17%		2.51%	3.55%
Portfolio Turnover Rate	94	% (11)	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Actual net assets, not truncated.

(8) Ratio of gross expenses to average net assets (excluding interest expense)	1.69%	1.95%

(9) Ratio of net expenses to average net assets (excluding interest expense)	1.69%	1.95%

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class R	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
Net asset value, beginning of period	$17.28		$19.05	$11.94	$10.93		$13.05	$12.81
Activity from investment operations:
Net investment income (1)	0.06		0.19	0.18	0.09		0.28	0.45
Net realized and unrealized gain (loss) on investments	(0.40)		(1.96)	6.93	1.04		(1.06)	1.13
Total from investment operations	(0.34)		(1.77)	7.11	1.13		(0.78)	1.58
Less distributions from:
Net investment income	—		—	—	(0.12)		(0.24)	(0.22)
Return of capital	—		—	—	(0.00	) (6)	—	—
Net realized gains	(1.29)		—	—	(0.00	) (6)	(1.10)	(1.12)
Total distributions	(1.29)		—	—	(0.12)		(1.34)	(1.34)
Net asset value, end of period	$15.65		$17.28	$19.05	$11.94		$10.93	$13.05
Total return (2)	(1.93	)% (12)	(9.29)%	59.55%	10.32%		(4.80)%	12.26%
Net assets, at end of period (000s) (7)	$24		$24	$26	$17		$15	$16
Ratio of gross expenses to average net assets (3)(5)(8)(10)	1.47	% (11)	1.48%	1.49%	1.54%		2.04%	2.39%
Ratio of net expenses to average net assets (5)(9)(10)	1.47	% (11)	1.48%	1.49%	1.54%		2.04%	2.39%
Ratio of net investment income to average net assets (4)(5)(10)	0.51	% (11)	0.80%	1.00%	0.76%		2.37%	3.42%
Portfolio Turnover Rate	94	% (12)	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Actual net assets, not truncated.

(8) Ratio of gross expenses to average net assets (excluding interest expense)	1.54%	1.80%

(9) Ratio of net expenses to average net assets (excluding interest expense)	1.54%	1.80%

(10)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

(11)	Annualized for periods less than one year.

(12)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class A1	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
Net asset value, beginning of period	$17.35		$19.16	$12.04	$11.02		$13.04	$12.80
Activity from investment operations:
Net investment income (loss) (1)	0.06		(0.07)	(0.09)	(0.03)		0.18	0.62
Net realized and unrealized gain (loss) on investments	(0.41)		(1.74)	7.21	1.12		(0.97)	0.94
Total from investment operations	(0.35)		(1.81)	7.12	1.09		(0.79)	1.56
Less distributions from:
Net investment income	—		—	—	(0.07)		(0.13)	(0.20)
Net realized gains	(1.29)		—	—	(0.00	) (6)	(1.10)	(1.12)
Total distributions	(1.29)		—	—	(0.07)		(1.23)	(1.32)
Paid-in-Capital From Redemption Fees	—		—	0.00 (6)	—		—	—
Net asset value, end of period	$15.71		$17.35	$19.16	$12.04		$11.02	$13.04
Total return (2)	(1.98	)% (11)	(9.45)%	59.14%	9.94%		(4.94)%	12.11%
Net assets, at end of period (000s)	$5		$6	$5	$36		$71	$568
Ratio of gross expenses to average net assets (3)(5)(7)(9)	1.78	% (10)	1.78%	1.79%	1.84%		2.34%	2.69%
Ratio of net expenses to average net assets (3)(5)(8)(9)	1.78	% (10)	1.78%	1.79%	1.84%		2.34%	2.69%
Ratio of net investment income (loss) to average net assets (4)(5)	0.64	% (10)	(0.33)%	(0.60)%	(0.21)%		1.50%	4.66%
Portfolio Turnover Rate	94	% (11)	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7) Ratio of gross expenses to average net assets (excluding interest expense)	1.84%	1.86%

(8) Ratio of net expenses to average net assets (excluding interest expense)	1.84%	1.86%

(9)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
Net asset value, beginning of period	$16.72		$18.58	$11.73	$10.76		$12.87	$12.67
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.17)	(0.14)	(0.08)		0.11	0.19
Net realized and unrealized gain (loss) on investments	(0.39)		(1.69)	6.99	1.07		(0.96)	1.27
Total from investment operations	(0.38)		(1.86)	6.85	0.99		(0.85)	1.46
Less distributions from:
Net investment income	—		—	—	(0.02)		(0.16)	(0.14)
Net realized gains	(1.29)		—	—	(0.00	) (6)	(1.10)	(1.12)
Total distributions	(1.29)		—	—	(0.02)		(1.26)	(1.26)
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00 (6)	0.00	(6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$15.05		$16.72	$18.58	$11.73		$10.76	$12.87
Total return (2)	(2.23	)% (11)	(10.01)%	58.40%	9.18%		(5.48)%	11.44%
Net assets, at end of period (000s)	$279,638		$269,388	$205,855	$75,510		$54,659	$44,423
Ratio of gross expenses to average net assets (3)(5)(7)(9)	2.37	% (10)	2.38%	2.39%	2.44%		2.94%	3.29%
Ratio of net expenses to average net assets (5)(8)(9)	2.37	% (10)	2.38%	2.39%	2.44%		2.94%	3.29%
Ratio of net investment income (loss) to average net assets (4)(5)	0.04	% (10)	(0.89)%	(0.90)%	(0.69)%		0.92%	1.46%
Portfolio Turnover Rate	94	% (11)	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7) Ratio of gross expenses to average net assets (excluding interest expense)	2.44%	2.46%

(8) Ratio of net expenses to average net assets (excluding interest expense)	2.44%	2.46%

(9)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

(10)	Annualized for periods less than one year.

(11)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2022		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$13.22		$16.25		$12.30	$10.25	$10.96	$10.35
Activity from investment operations:
Net investment income (loss) (1)	0.03		(0.01)		0.02	0.05	0.16	0.13
Net realized and unrealized gain (loss) on investments	(0.63)		(2.95)		4.01	2.09	(0.24)	0.69
Total from investment operations	(0.60)		(2.96)		4.03	2.14	(0.08)	0.82
Less distributions from:
Net investment income	—		(0.04)		(0.04)	(0.09)	(0.14)	(0.19)
Return of capital	—		(0.00	) (6)	—	—	—	—
Net realized gains	—		(0.03)		(0.04)	—	(0.49)	(0.02)
Total distributions	—		(0.07)		(0.08)	(0.09)	(0.63)	(0.21)
Paid-in-Capital From Redemption Fees (6)	—		0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$12.62		$13.22		$16.25	$12.30	$10.25	$10.96
Total return (2)	(4.54	)% (8)	(18.28)%		32.85%	20.95%	(0.25)%	8.03%
Net assets, at end of period (000s)	$445,691		$565,518		$416,354	$164,911	$165,377	$126,850
Ratio of gross expenses to average net assets (3)(4)	1.36	% (7)	1.35%		1.38%	1.48%	1.46%	1.52%
Ratio of net expenses to average net assets (4)	1.36	% (7)	1.35%		1.38%	1.48%	1.46%	1.52%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.05	)% (7)	(0.05)%		0.19%	0.38%	1.47%	1.24%
Portfolio Turnover Rate	139	% (8)	128%		5%	196%	563%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2022		Year Ended		Year Ended	Period Ended
Class I	(Unaudited)		June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$13.23		$16.26		$12.30	$10.32
Activity from investment operations:
Net investment income (loss) (2)	0.06		0.05		(0.01)	0.03
Net realized and unrealized gain (loss) on investments	(0.64)		(2.98)		4.08	2.04
Total from investment operations	(0.58)		(2.93)		4.07	2.07
Less distributions from:
Net investment income	—		(0.07)		(0.07)	(0.09)
Return of capital	—		(0.00	) (7)	—	—
Net realized gains	—		(0.03)		(0.04)	—
Total distributions	—		(0.10)		(0.11)	(0.09)
Paid-in-Capital From Redemption Fees	—		0.00	(7)	0.00 (7)	—
Net asset value, end of period	$12.65		$13.23		$16.26	$12.30
Total return (3)	(4.38	)% (9)	(18.12)%		33.15%	20.13	% (9)
Net assets, at end of period (000s)	$8,079		$4,376		$6,600	$96,770
Ratio of gross expenses to average net assets (4)(5)(8)	1.11%		1.10%		1.13%	1.23%
Ratio of net expenses to average net assets (5)(8)	1.11%		1.10%		1.13%	1.23%
Ratio of net investment income (loss) to average net assets (5)(6)(8)	0.84%		0.31%		(0.08)%	0.28%
Portfolio Turnover Rate	139	% (9)	128%		5%	196	% (9)

(1)	The HCM Income Plus Fund’s Class I shares commenced operations on September 11, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

	Six Months Ended
	December 31, 2022	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Investor Class	(Unaudited)	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018
Net asset value, beginning of period	$12.95	$16.00	$12.16	$10.14	$10.87		$10.31
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	(0.11)	(0.08)	(0.04)	0.07		0.03
Net realized and unrealized gain (loss) on investments	(0.62)	(2.91)	3.96	2.08	(0.23)		0.71
Total from investment operations	(0.64)	(3.02)	3.88	2.04	(0.16)		0.74
Less distributions from:
Net investment income	—	—	—	(0.02)	(0.08)		(0.16)
Net realized gains	—	(0.03)	(0.04)	—	(0.49)		(0.02)
Total distributions	—	(0.03)	(0.04)	(0.02)	(0.57)		(0.18)
Paid-in-Capital From Redemption Fees	—	0.00 (6)	0.00 (6)	0.00 (6)	0.00	(6)	0.00 (6)
Net asset value, end of period	$12.31	$12.95	$16.00	$12.16	$10.14		$10.87
Total return (2)	(4.94)%	(18.90)%	31.93%	20.12%	(1.05	)% (7)	7.27%
Net assets, at end of period (000s)	$118,157	$119,876	$97,342	$39,553	$22,824		$14,980
Ratio of gross expenses to average net assets (3)(4)	2.11%	2.10%	2.13%	2.23%	2.21%		2.27%
Ratio of net expenses to average net assets (4)	2.11%	2.10%	2.13%	2.23%	2.21%		2.27%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.33)%	(0.75)%	(0.55)%	(0.41)%	0.72%		0.28%
Portfolio Turnover Rate	139%	128%	5%	196%	563%		65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each period

Period Ended December 31, 2022 (1)	Class A	Class I	Investor Class
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04	(0.06)	(0.11)
Net realized and unrealized loss on investments	(0.24)	(0.13)	(0.08)
Total from investment operations	(0.20)	(0.19)	(0.19)
Less distributions from:
Net investment income	(0.04)	(0.05)	(0.05)
Total distributions	(0.04)	(0.05)	(0.05)
Net asset value, end of period	$9.76	$9.76	$9.76
Total return (3)(8)	(1.96)%	(1.86)%	(1.86)%
Net assets, at end of period (000s)	$8,079	$0 (9)	$0 (9)
Ratio of gross expenses to average net assets (4)(5)(7)	1.81%	1.56%	2.56%
Ratio of net expenses to average net assets (5)(7)	1.81%	1.56%	2.56%
Ratio of net investment Income (loss) to average net assets (5)(6)(7)	0.92%	(1.20)%	(2.21)%
Portfolio Turnover Rate (8)	316%	316%	316%

(1)	The HCM Dynamic Income Fund’s Class A, Class I and Investor Class shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), HCM Income Plus Fund (“HIPF”) and HCM Dynamic Income Fund (“HDIF”), (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF’s and HDSPF’s investment objective is to seek long-term capital appreciation. HIPF’s and HDIF’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIPF commenced operations on November 9, 2016. HDIF commenced operations on June 30, 2022.

HTGF, HDSPF, HIPF and HDIF offer Class A, Class I and Investor Class shares. HTGF and HDSPF also offer Class R shares. HDSPF also offers Class A1 shares. Class I shares in HIPF and Class R shares in HDSPF and HTGF are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions - Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended December 31, 2022, HTGF had a net realized gain of $485,907 on purchased options contracts. For the six months ended December 31, 2022, HDSPF had a net realized gain of $485,907 on purchased options contracts. The activity herein is included within “Net realized gain (loss) from investments” in the Statement of Operations. There were no derivative instruments held by the Funds at the end of the prior or current year.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$43,276,131	$—	$—	$43,276,131
Exchange Traded Funds	415,048,530	—	—	415,048,530
Total	$458,324,661	$—	$—	$458,324,661

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$215,965,339	$—	$—	$215,965,339
Exchange Traded Funds	452,967,542	—	—	452,967,542
Total	$668,932,881	$—	$—	$668,932,881

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$259,330,764	$—	$—	$259,330,764
Total	$259,330,764	$—	$—	$259,330,764

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

HCM Dynamic Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,228,499	$—	$—	$44,228,499
Total	$44,228,499	$—	$—	$44,228,499

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of HDSPF’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the interest rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or OBFR plus 151 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. During the six months ended December 31, 2022, HDSPF did not draw on the line of credit. As a result, average borrowings and the average interest rate on the line during the six months ended December 31, 2022 were $0 and 0%, respectively. As of December 31, 2022, HDSPF had no borrowings outstanding. HDSPF can withdraw against collateral as outlined in the Fund’s margin agreement.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2019 through June 30, 2021, or expected to be taken in the Funds’ June 30, 2022 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$1,516,491,188	$1,357,872,279
HCM Dividend Sector Plus Fund	736,915,167	756,078,446
HCM Income Plus Fund	492,427,112	386,574,758
HCM Dynamic Income Fund	105,014,954	57,946,662

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF, 0.95% for HIPF and 1.25% for HDIF. For the six months ended December 31, 2022, the Adviser earned investment advisory fees of $6,531,724, $7,677,767 $2,967,789 and $706,804 for HTGF, HDSPF HIPF and HDIF, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser had agreed until October 31, 2024 to waive a portion of its advisory fee and agreed to reimburse HDIF for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) did not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class I	Investor Class
HDIF	1.99%	1.99%	2.74%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. During the six months ended December 31, 2022, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HDIF.

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIPF and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HDIF and is paid to Northern Lights Distributors, LLC to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. During the six months ended December 31, 2022, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares were as follows:

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$1,013,662	$—	$1,081,381
HCM Dividend Sector Plus Fund	1,160,909	10	1,392,505
HCM Income Plus Fund	621,620	—	608,184
HCM Dynamic Income Fund	141,885	—	—

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of HTGF’s Class A shares for the six months ended December 31, 2022, the Distributor received $42,391 from front-end sales charge of which $5,981 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A shares for the six months ended December 31, 2022, the Distributor received $41,336 from front-end sales charges of which $5,843 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIPF’s Class A shares for the six months ended December 31, 2022, the Distributor received $15,056 from front-end sales charges, of which $2,220 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDIF’s Class A shares for the six months ended December 31, 2022, the Distributor received $35,191 from front-end sales charges, of which $5,583 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2022 and June 30, 2021 was as follows:

	For the period ended June 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$12,718,000	$—	$—	$12,718,000
HCM Dividend Sector Plus Fund	—	6,321,147	—	—	6,321,147
HCM Income Plus Fund	1,418,209	1,438,293	104,887	—	2,961,389

	For the period ended June 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$15,358,911	$—	$—	$15,358,911
HCM Dividend Sector Plus Fund	—	—	—	—	—
HCM Income Plus Fund	1,678,115	58,740	—	—	1,736,855

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The HDSPF utilized equalization in the amount of $6,321,147 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended June 30, 2022. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$6,820,534	$(8,704,269)	$—	$—	(11,342,013)	$(13,225,748)
HCM Dividend Sector Plus Fund	—	—	91,365,030	(2,340,402)	—	—	42,233,252	131,257,880
HCM Income Plus Fund	—	—	—	(3,635,248)	(42,613,645)	—	8,148,379	(38,100,514)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Tactical Growth Fund	$8,704,269
HCM Dividend Sector Plus Fund	2,340,402
HCM Income Plus Fund	3,635,248

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

At June 30, 2022, the Funds utilized capital loss carry forwards (CLCF) for federal income tax purposes as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	—	—	—	31,128,246
HCM Income Plus Fund	42,613,645	—	42,613,645	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of the net operating losses, distributions in excess and equalization credits resulted in reclassification for the year ended June 30, 2022, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Tactical Growth Fund	$(11,422,554)	$11,422,554
HCM Dividend Sector Plus Fund	3,247,711	(3,247,711)
HCM Income Plus Fund	(104,887)	104,887

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2022, HTGF, HDSPF, HIPF and HDIF assessed $0, $0, $0 and $0 respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
HCM Tactical Growth Fund	$464,884,340	$22,264,060	$(28,823,739)	$(6,559,679)
HCM Dividend Sector Plus Fund	628,739,554	59,701,490	(19,508,163)	40,193,327
HCM Income Plus Fund	277,586,299	683,953	(18,939,488)	(18,255,535)
HCM Dynamic Income Fund	45,015,384	—	(786,885)	(786,885)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A and A1 shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	7/1/2022	12/31/2022	7/1/2022 - 12/31/2022	7/1/2022 - 12/31/2022
HCM Tactical Growth Fund - Class A	$1,000.00	$918.90	$7.93	1.64%
HCM Tactical Growth Fund - Class I	1,000.00	920.30	6.73	1.39%
HCM Tactical Growth Fund - Class R	1,000.00	918.90	7.21	1.49%
HCM Tactical Growth Fund - Investor Class	1,000.00	915.90	11.54	2.39%

HCM Dividend Sector Plus Fund - Class A	1,000.00	980.70	8.09	1.62%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	980.20	8.83	1.77%
HCM Dividend Sector Plus Fund - Class I	1,000.00	982.00	6.84	1.37%
HCM Dividend Sector Plus Fund - Class R	1,000.00	980.70	7.34	1.47%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	977.70	7.33	2.37%

HCM Income Plus Fund - Class A	1,000.00	980.40	6.79	1.36%
HCM Income Plus Fund - Class I	1,000.00	981.40	5.54	1.11%
HCM Income Plus Fund - Investor Class	1,000.00	981.40	10.54	2.11%

HCM Dynamic Income Fund - Class A	1,000.00	980.40	9.03	1.81%
HCM Dynamic Income Fund - Class I	1,000.00	981.40	9.04	1.81%
HCM Dynamic Income Fund - Investor Class	1,000.00	981.40	14.03	2.81%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2022

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	7/1/2022	12/31/2022	7/1/2022 - 12/31/2022	7/1/2022 - 12/31/2022
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,016.94	$8.34	1.64%
HCM Tactical Growth Fund - Class I	1,000.00	1,018.20	7.07	1.39%
HCM Tactical Growth Fund - Class R	1,000.00	1,017.69	7.58	1.49%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,013.16	12.13	2.39%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,017.04	8.24	1.62%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,016.28	9.00	1.77%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,018.30	6.97	1.37%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,017.80	7.48	1.47%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,013.26	7.46	2.37%

HCM Income Plus Fund - Class A	1,000.00	1,018.35	6.92	1.36%
HCM Income Plus Fund - Class I	1,000.00	1,019.61	5.65	1.11%
HCM Income Plus Fund - Investor Class	1,000.00	1,014.57	10.71	2.11%

HCM Dynamic Income Fund - Class A	1,000.00	1,016.08	9.20	1.81%
HCM Dynamic Income Fund - Class I	1,000.00	1,016.08	9.20	1.81%
HCM Dynamic Income Fund - Investor Class	1,000.00	1,011.04	14.24	2.81%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

Approval of Advisory Agreement – HCM Dynamic Income Fund*

In connection with a meeting held on May 24-25, 2022, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Howard Capital Management, Inc. (“HCM”) and the Trust, with respect to the HCM Dynamic Income Fund (“HCM DI”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to HCM DI and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board recognized that HCM had approximately $5 billion in total assets under management. The Board reviewed the backgrounds of key investment personnel, noting its familiarity with each individual from HCM’s advisory services provided to other series in the Trust. The Board discussed how HCM planned to utilize the HCM-BuyLine (“BuyLine”) to determine when and in which ETFs and mutual funds to invest and augment the BuyLine with third-party research on interest rate direction, international markets and macroeconomic factors. The Board noted that the BuyLine would also serve as a risk management tool by determining when HCM DI would shift out of weaker performing sectors, remain in strong performing sectors, and employ defensive strategies in an effort to avoid major market downturns. The Board further noted that HCM had defined inputs in the BuyLine to ensure compliance with the proposed investment limitations of HCM DI. The Board observed that HCM would select broker/dealers on the basis of best execution. The Board considered that HCM had implemented cybersecurity protocols. After further discussion, the Board agreed that HCM had the resources necessary to provide quality service to HCM DI.

Performance. The Board reviewed the investment objective of HCM DI and its anticipated Morningstar category. The Board examined the performance of HCM IP (a fund managed by HCM that utilized the BuyLine but pursued a different strategy than proposed for HCM DI) compared to the Bloomberg U.S. Aggregate Bond Index, noting that HCM Income Plus Fund (“HCM IP”) outperformed the benchmark for the 1-year, 5-year and since inception periods. The Board acknowledged the negative returns of HCM IP year to date. The Board engaged in a robust discussion regarding the impact of leverage on HCM IP’s performance, noting its ability to enhance performance and exacerbate poor performance. After discussion, the Board recognized that performance of HCM IP provided returns that met or exceeded HCM IP’s objectives and that HCM had the potential to provide satisfactory performance for HCM DI and its shareholders.

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2022

Fees and Expenses. The Board reviewed HCM’s proposed advisory fee of 1.25% for HCM DI, acknowledging that it was higher than its peer group and Morningstar category averages and medians as well as other HCM Funds. The Board recalled HCM’s explanation that the day-to-day management and extensive research required to effectively execute HCM DI’s strategy justified the higher fees. Based on HCM’s representations at the Meeting, the Board concluded that HCM’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board reviewed HCM’s asset projections and noted HCM’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged HCM’s statement regarding the challenges involved with successfully marketing HCM DI and increasing costs of managing a registered fund. The Board recognized the proposed expense limitation agreement and the benefits it provided to shareholders. The Board considered HCM’s willingness to consider implementing breakpoints as HCM DI’s size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed the profit analysis provided by HCM. The Board observed that HCM estimated achieving profits for years one and two of the Advisory Agreement. The Board discussed the projected profit margins and noted that because HCM DI had not commenced operations, the profitability analysis was only an estimate based on expected asset growth. The Board concluded that, based on the information provided by HCM, the estimated profitability of HCM for its services to HCM DI was not excessive.

Conclusion. Having requested and received such information from HCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement was in the best interest of future shareholders of HCM DI.

*	Due to timing of the contract approval, these deliberations may or may not relate to the current performance results of HCM DI.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■        affiliates from using your information to market to you

■        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HCMF-SAR22

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/ President

Date 3/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/ President

Date 3/10/23

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/23